Annual Total Returns[BarChart] - ProShares RAFI Long Short - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.46%)	2.59%	10.76%	0.38%	(6.66%)	4.73%	(4.50%)	(2.96%)	(1.64%)	(10.31%)